RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Gross loans and advances to customers	$ 253,951,647	$ 269,923,739
0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	240,251,654	260,345,821
31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	4,332,890	2,856,163
91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,282,872	875,300
121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	4,626,541	2,502,650
More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	3,457,690	3,343,805
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	134,687,396	143,537,853
Commercial | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	129,866,971	140,277,356
Commercial | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	500,794	427,127
Commercial | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	205,141	140,582
Commercial | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,777,620	604,363
Commercial | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	2,336,870	2,088,425
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	54,591,769	59,588,721
Consumer | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	49,418,431	56,121,232
Consumer | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	2,244,017	1,578,302
Consumer | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	794,005	521,407
Consumer | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,994,748	1,201,421
Consumer | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	140,568	166,359
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	36,250,408	37,371,373
Mortgage | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	33,524,034	35,520,689
Mortgage | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,290,817	578,116
Mortgage | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	212,433	144,580
Mortgage | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	599,351	524,619
Mortgage | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	623,773	603,369
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	27,277,057	28,097,716
Financial Leases | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	26,436,493	27,250,876
Financial Leases | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	247,124	205,639
Financial Leases | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	56,434	53,469
Financial Leases | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	196,578	117,808
Financial Leases | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	340,428	469,924
Small Business Loans [Member]
RISK MANAGEMENT
Gross loans and advances to customers	1,145,017	1,328,076
Small Business Loans [Member] | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,005,725	1,175,668
Small Business Loans [Member] | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	50,138	66,979
Small Business Loans [Member] | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	14,859	15,262
Small Business Loans [Member] | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	58,244	54,439
Small Business Loans [Member] | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	$ 16,051	$ 15,728